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American Funds
Target Date Retirement Series¨

Prospectus Supplement

(for prospectus dated January 1, 2009)

1. The Annual fund operating expenses table in the "Fees and expenses of the funds" section of the prospectus on pages 6–8 is amended in its entirety as follows:

Annual fund operating expenses (deducted from fund assets)
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
American Funds 2050 Target Date Retirement Fund
Management fees[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.18	1.00	0.75	0.50	0.25	none
Other expenses[1]	0.16	0.43	0.67	0.34	0.21	0.16
Operating expenses of Target Date Fund[1]	0.44	1.53	1.52	0.94	0.56	0.26
Acquired (underlying) fund fees and expenses[3]	0.45	0.45	0.45	0.45	0.45	0.45
Total annual operating expenses of Target Date Fund and underlying funds[4]	0.89%	1.98%	1.97%	1.39%	1.01%	0.71%
American Funds 2045 Target Date Retirement Fund
Management fees[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.19	1.00	0.75	0.50	0.25	none
Other expenses[1]	0.17	0.44	0.89	0.39	0.24	0.14
Operating expenses of Target Date Fund[1]	0.46	1.54	1.74	0.99	0.59	0.24
Acquired (underlying) fund fees and expenses[3]	0.45	0.45	0.45	0.45	0.45	0.45
Total annual operating expenses of Target Date Fund and underlying funds[4]	0.91%	1.99%	2.19%	1.44%	1.04%	0.69%
American Funds 2040 Target Date Retirement Fund
Management fees[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.19	1.00	0.75	0.50	0.25	none
Other expenses[1]	0.13	0.29	0.56	0.25	0.16	0.09
Operating expenses of Target Date Fund[1]	0.42	1.39	1.41	0.85	0.51	0.19
Acquired (underlying) fund fees and expenses[3]	0.45	0.45	0.45	0.45	0.45	0.45
Total annual operating expenses of Target Date Fund and underlying funds[4]	0.87%	1.84%	1.86%	1.30%	0.96%	0.64%
American Funds 2035 Target Date Retirement Fund
Management fees[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.17	1.00	0.75	0.50	0.25	none
Other expenses[1]	0.13	0.29	0.45	0.23	0.15	0.08
Operating expenses of Target Date Fund[1]	0.40	1.39	1.30	0.83	0.50	0.18
Acquired (underlying) fund fees and expenses[3]	0.45	0.45	0.45	0.45	0.45	0.45
Total annual operating expenses of Target Date Fund and underlying funds[4]	0.85%	1.84%	1.75%	1.28%	0.95%	0.63%
American Funds 2030 Target Date Retirement Fund
Management fees[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.19	1.00	0.75	0.50	0.25	none
Other expenses[1]	0.12	0.17	0.39	0.20	0.13	0.08
Operating expenses of Target Date Fund[1]	0.41	1.27	1.24	0.80	0.48	0.18
Acquired (underlying) fund fees and expenses[3]	0.44	0.44	0.44	0.44	0.44	0.44
Total annual operating expenses of Target Date Fund and underlying funds[4]	0.85%	1.71%	1.68%	1.24%	0.92%	0.62%
American Funds 2025 Target Date Retirement Fund
Management fees[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.18	1.00	0.75	0.50	0.25	none
Other expenses[1]	0.12	0.19	0.36	0.19	0.13	0.07
Operating expenses of Target Date Fund[1]	0.40	1.29	1.21	0.79	0.48	0.17
Acquired (underlying) fund fees and expenses[3]	0.44	0.44	0.44	0.44	0.44	0.44
Total annual operating expenses of Target Date Fund and underlying funds[4]	0.84%	1.73%	1.65%	1.23%	0.92%	0.61%
American Funds 2020 Target Date Retirement Fund
Management fees[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.21	1.00	0.75	0.50	0.25	none
Other expenses[1]	0.11	0.18	0.31	0.17	0.12	0.06
Operating expenses of Target Date Fund[1]	0.42	1.28	1.16	0.77	0.47	0.16
Acquired (underlying) fund fees and expenses[3]	0.43	0.43	0.43	0.43	0.43	0.43
Total annual operating expenses of Target Date Fund and underlying funds[4]	0.85%	1.71%	1.59%	1.20%	0.90%	0.59%
American Funds 2015 Target Date Retirement Fund
Management fees[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.27	1.00	0.75	0.50	0.25	none
Other expenses[1]	0.12	0.18	0.31	0.17	0.12	0.07
Operating expenses of Target Date Fund[1]	0.49	1.28	1.16	0.77	0.47	0.17
Acquired (underlying) fund fees and expenses[3]	0.43	0.43	0.43	0.43	0.43	0.43
Total annual operating expenses of Target Date Fund and underlying funds[4]	0.92%	1.71%	1.59%	1.20%	0.90%	0.60%
American Funds 2010 Target Date Retirement Fund
Management fees[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.26	1.00	0.75	0.50	0.25	none
Other expenses[1]	0.12	0.17	0.33	0.18	0.13	0.07
Operating expenses of Target Date Fund[1]	0.48	1.27	1.18	0.78	0.48	0.17
Acquired (underlying) fund fees and expenses[3]	0.42	0.42	0.42	0.42	0.42	0.42
Total annual operating expenses of Target Date Fund and underlying funds[4]	0.90%	1.69%	1.60%	1.20%	0.90%	0.59%

1   The investment advisory and service agreement for the Target Date Funds provides for an investment management fee of .10%. The investment adviser is currently waiving this management fee. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval of the series’ board. In addition, the investment adviser has agreed to reimburse a portion of the fees and expenses of the Target Date Funds. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fees and expenses shown in this table do not reflect any waiver or expense reimbursements.

2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .30%, 1.00%, 1.00%, .75% and .50%, respectively, of the class’ average net assets annually.

3 To the extent a fund invests in underlying American Funds, it will invest in Class R-5 shares of the underlying funds. Accordingly, fees and expenses of underlying funds are based on the expenses of the Class R-5 shares of the underlying funds. Fees and expenses of the underlying funds as shown do not reflect any management fee waivers or expense reimbursements.

4  The table below shows the total net operating expenses of each Target Date Fund and its underlying funds reflecting the waiver and expense reimbursements described in footnote 1. These total net operating expenses do not reflect any management fee waivers or expense reimbursements for the underlying funds.

Total net operating expenses of each Target Date Fund and underlying funds after Target Date Fund waivers and reimbursements:
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
American Funds 2050 Target Date Retirement Fund	0.70%	1.49%	1.53%	1.10%	0.75%	0.47%
American Funds 2045 Target Date Retirement Fund	0.71%	1.48%	1.53%	1.10%	0.77%	0.47%
American Funds 2040 Target Date Retirement Fund	0.71%	1.48%	1.53%	1.10%	0.75%	0.47%
American Funds 2035 Target Date Retirement Fund	0.69%	1.48%	1.53%	1.10%	0.76%	0.47%
American Funds 2030 Target Date Retirement Fund	0.70%	1.46%	1.52%	1.09%	0.75%	0.46%
American Funds 2025 Target Date Retirement Fund	0.69%	1.46%	1.50%	1.08%	0.76%	0.46%
American Funds 2020 Target Date Retirement Fund	0.71%	1.45%	1.45%	1.06%	0.74%	0.45%
American Funds 2015 Target Date Retirement Fund	0.77%	1.45%	1.45%	1.06%	0.74%	0.45%
American Funds 2010 Target Date Retirement Fund	0.75%	1.44%	1.45%	1.05%	0.73%	0.44%

2. The Examples table in the "Fees and expenses of the funds" section of the prospectus on pages 9–10 is amended in its entirety as follows:

	1 year	3 years	5 years	10 years
American Funds 2050 Target Date Retirement Fund
Class A*	$661	$843	$1,040	$1,608
Class R-1	201	621	1,068	2,306
Class R-2	200	618	1,062	2,296
Class R-3	142	440	761	1,669
Class R-4	103	322	558	1,236
Class R-5	73	227	395	883
American Funds 2045 Target Date Retirement Fund
Class A*	$663	$848	$1,050	$1,630
Class R-1	202	624	1,073	2,317
Class R-2	222	685	1,175	2,524
Class R-3	147	456	787	1,724
Class R-4	106	331	574	1,271
Class R-5	70	221	384	859
American Funds 2040 Target Date Retirement Fund
Class A*	$659	$837	$1,029	$1,586
Class R-1	187	579	995	2,159
Class R-2	189	585	1,006	2,180
Class R-3	132	412	713	1,568
Class R-4	98	306	531	1,178
Class R-5	65	205	357	798
American Funds 2035 Target Date Retirement Fund
Class A*	$657	$831	$1,019	$1,564
Class R-1	187	579	995	2,159
Class R-2	178	551	949	2,062
Class R-3	130	406	702	1,545
Class R-4	97	303	525	1,166
Class R-5	64	202	351	786
American Funds 2030 Target Date Retirement Fund
Class A*	$657	$831	$1,019	$1,564
Class R-1	174	539	928	2,019
Class R-2	171	530	913	1,987
Class R-3	126	393	681	1,500
Class R-4	94	293	509	1,131
Class R-5	63	199	346	774
American Funds 2025 Target Date Retirement Fund
Class A*	$656	$828	$1,014	$1,553
Class R-1	176	545	939	2,041
Class R-2	168	520	897	1,955
Class R-3	125	390	676	1,489
Class R-4	94	293	509	1,131
Class R-5	62	195	340	762
American Funds 2020 Target Date Retirement Fund
Class A*	$657	$831	$1,019	$1,564
Class R-1	174	539	928	2,019
Class R-2	162	502	866	1,889
Class R-3	122	381	660	1,455
Class R-4	92	287	498	1,108
Class R-5	60	189	329	738
American Funds 2015 Target Date Retirement Fund
Class A*	$663	$851	$1,055	$1,641
Class R-1	174	539	928	2,019
Class R-2	162	502	866	1,889
Class R-3	122	381	660	1,455
Class R-4	92	287	498	1,108
Class R-5	61	192	335	750
American Funds 2010 Target Date Retirement Fund
Class A*	$662	$845	$1,045	$1,619
Class R-1	172	533	918	1,998
Class R-2	163	505	871	1,900
Class R-3	122	381	660	1,455
Class R-4	92	287	498	1,108
Class R-5	60	189	329	738

* Reflects the maximum initial sales charge in the first year.

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